Balance Sheet (Parenthetical)	Jan. 26, 2021 $ / shares shares
Preferred stock par or stated value per share | $ / shares	$ 0.0001
Preferred stock shares authorized	1,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Common Class A
Temporary equity shares outstanding	41,400,000
Temporary equity redemption price per share | $ / shares	$ 10
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	400,000,000
Common stock shares issued	0
Common stock shares outstanding	0
Common Class B
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	40,000,000
Common stock shares issued	12,350,000
Common stock shares outstanding	12,350,000